RELATED PARTY TRANSACTIONS - MATERIAL BALANCES WITH GUANGZHOU RAILWAY GROUP AND ITS SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)
Disclosure of material balances of related party transactions [line items]
Trade receivables	¥ 3,477,558			¥ 2,949,492
Prepayments and other receivables	83,848			35,106
Trade payables	693,611			614,117
Contract liabilities	458,820	$ 65,905		203,631
Accruals and other payables	459,679			490,521
Guangzhou Railway Group and its subsidiaries [member]
Disclosure of material balances of related party transactions [line items]
Trade receivables	2,329,206			1,934,435
Prepayments and other receivables	35,430			33,957
Prepayments for fixed assets and construction-in-progress	4,021			2,489
Trade payables	672,849			597,050
Payables for fixed assets and construction-in-progress	467,745			388,482
Contract liabilities	99			1,100
Accruals and other payables	450,534			454,670
Guangzhou Railway Group [member]
Disclosure of material balances of related party transactions [line items]
Trade receivables	549,092			586,049
Prepayments and other receivables	4			231
Trade payables	99,696			95,048
Payables for fixed assets and construction-in-progress	23,496			42,604
Accruals and other payables	2,713			9,212
Subsidiaries of Guangzhou Railway Group [member]
Disclosure of material balances of related party transactions [line items]
Trade receivables	1,780,112			1,348,386
Prepayments and other receivables	35,426			33,726
Prepayments for fixed assets and construction-in-progress	2,815			329
Trade payables	533,726			500,385
Payables for fixed assets and construction-in-progress	201,353			211,486
Contract liabilities	99			1,096
Accruals and other payables	447,821			443,391
Associates [member]
Disclosure of material balances of related party transactions [line items]
Trade receivables	2			0
Prepayments for fixed assets and construction-in-progress	1,206			2,160
Trade payables	39,427			1,617
Payables for fixed assets and construction-in-progress	242,896			134,392
Contract liabilities	0			4
Accruals and other payables	¥ 0			¥ 2,067

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.